                           AIM COUNSELOR SERIES TRUST

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                      Supplement dated September 20, 2006
      to the Statement of Additional Information dated December 20, 2005, as supplemented January 17, 2006, February 10, 2006, February 24, 2006,
                March 31, 2006, June 30, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

"NAME, YEAR OF BIRTH AND           TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               OTHER
POSITION(S) HELD WITH THE           AND/OR                                                              TRUSTEESHIP(S) HELD
         TRUST                     OFFICER                                                                  BY TRUSTEE
                                    SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954            2006    Director, Chief Executive Officer and President, A I M            None"
Trustee, President and                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO Distributors,
                                             Inc.; Director, President and Chairman, AVZ Callco Inc.,
                                             AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and
                                             Chief Executive Officer, AIM Trimark Global Fund Inc.
                                             and AIM Trimark Canada Fund Inc.; Trustee, President
                                             and Principal Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust); and Trustee and Executive Vice
                                             President, The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                             and Tax-Free Investments Trust only)

                                             Formerly:  President and Principal Executive Officer, The
                                             AIM Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments Trust
                                             and Tax-Free Investments Trust only);  Chairman , AIM
                                             Canada Holdings, Inc.; Executive Vice President and Chief
                                             Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust

Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.







----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                           AIM COUNSELOR SERIES TRUST

                             AIM FLOATING RATE FUND

                       Supplement dated September 20, 2006
        to the Statement of Additional Information dated April 14, 2006, as supplemented June 30, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND          TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                OTHER
POSITION(S) HELD WITH THE          AND/OR                                                               TRUSTEESHIP(S) HELD
          TRUST                    OFFICER                                                                   BY TRUSTEE
                                    SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M                 None"
Trustee, President and                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered Trademark--
                                             (other than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust); and
                                             Trustee and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);  Chairman,
                                             AIM Canada Holdings, Inc.; Executive Vice President and
                                             Chief Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust



Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

                       Supplement dated September 20, 2006
       to the Statement of Additional Information dated December 20, 2005, as supplemented January 17, 2006, February 10, 2006, February 24, 2006,
        March 31, 2006, April 13, 2006, June 30, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

"NAME, YEAR OF BIRTH AND           TRUSTEE          PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                OTHER
POSITION(S) HELD WITH THE          AND/OR                                                               TRUSTEESHIP(S) HELD
          TRUST                   OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M
Trustee, President and                       None" Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services, Inc.,
                                             Fund Management Company and INVESCO Distributors, Inc.;
                                             Director, President and Chairman, AVZ Callco Inc.,
                                             AMVESCAP Inc. and AIM Canada Holdings Inc.; Director and
                                             Chief Executive Officer, AIM Trimark Global Fund Inc.
                                             and AIM Trimark anada Fund Inc.; Trustee, President and
                                             Principal Executive Officer, The AIM Family of
                                             Funds--Registered Trademark-- (other than AIM Treasurer's
                                             Series Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust); and Trustee and Executive Vice
                                             President, The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments Trust
                                             and Tax-Free Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);  Chairman,
                                             AIM Canada Holdings, Inc.; Executive Vice President and
                                             Chief Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust



Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.



----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                           AIM COUNSELOR SERIES TRUST

                            AIM STRUCTURED CORE FUND
                           AIM STRUCTURED GROWTH FUND
                            AIM STRUCTURED VALUE FUND

                       Supplement dated September 20, 2006
        to the Statement of Additional Information dated March 31, 2006, as supplemented June 30, 2006 and August 1, 2006


The following replaces in its entirety the information relating to Philip A. Taylor under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" in Appendix C in the Statement of Additional Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                  OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                               TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                   BY TRUSTEE
                                   SINCE
INTERESTED PERSONS

Philip A. Taylor* -- 1954           2006     Director, Chief Executive Officer and President, A I M     None"
Trustee, President and                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Principal Executive Officer                  AIM Funds Management Inc. and 1371 Preferred Inc.;
                                             Director and President, A I M Advisors, Inc., INVESCO
                                             Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                             A I M Capital Management, Inc. and A I M Distributors,
                                             Inc.; Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and Chairman,
                                             AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; Trustee, President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered Trademark--
                                             (other than AIM Treasurer's Series Trust, Short-Term
                                             Investments Trust and Tax-Free Investments Trust);
                                             and Trustee and Executive Vice President, The AIM Family of
                                             Funds--Registered Trademark-- (AIM Treasurer's Series
                                             Trust, Short-Term Investments Trust and Tax-Free
                                             Investments Trust only)

                                             Formerly:  President and Principal Executive Officer,
                                             The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only);  Chairman,
                                             AIM Canada Holdings, Inc.; Executive Vice President and
                                             Chief Operations Officer, AIM Funds Management Inc.;
                                             President, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and Director, Trimark Trust


Additionally, effective September 20, 2006, Mark H. Williamson resigned as Trustee and Executive Vice President. Philip A. Taylor has been appointed to replace Mark H. Williamson on the Investments Committee and Valuation Committee.


----------
* Mr. Taylor was appointed as President and Principal Executive Officer of the Trust on August 1, 2006 and was appointed as Trustee of the Trust on September 20, 2006. Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

          AIM ADVANTAGE HEALTH SCIENCES FUND -- CLASS A, B AND C SHARES

                       Supplement dated September 20, 2006
                    to the Prospectus dated December 20, 2005
                as supplemented January 17, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006


Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund is added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 7 of the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
(fees paid directly from                                                 CLASS A          CLASS B            CLASS C
your investment)
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                                           5.50%            None                 None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                                        None(1)          5.00%                1.00%

Redemption/Exchange
Fee (as a percentage
of amount redeemed/exchanged)(2)                                          2.00%            2.00%                2.00%
---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)

---------------------------------------------------------------------------------------------------------------------
(expenses that are deducted                                              CLASS A         CLASS B            CLASS C
from fund assets)
---------------------------------------------------------------------------------------------------------------------
Management Fees(4,5,6)                                                    2.24%            2.24%             2.24%
Distribution and/or
  Service (12b-1) Fees(7)                                                 0.25             1.00              1.00
     Other Expenses                                                       0.44             0.44              0.44
     Interest Expense(5)                                                  0.84             0.84              0.84
Total Other Expenses                                                      1.28             1.28              1.28
Total Annual Fund
  Operating Expenses                                                      3.77             4.52              4.52
Fee Waiver(6)                                                             0.47             0.47              0.47
Net Annual Fund Operating Expenses(8)                                     3.30             4.05              4.05

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information -- Choosing a Share Class -- Sales Charges."

(2) Effective December 29, 2006, you may be charged a 2.00% fee on redemptions or exchanges of Class A, B and C shares held 30 days or less. See "Shareholder Information -- Redeeming Shares -- Redemption Fee" for more information.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The fund's annual base management fee has two components, a base management fee and a performance adjustment. The fund's base management fee is 1.50% of the fund's average daily net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the fund compared to the investment performance of the Morgan Stanley Health Care Product Index. The maximum or minimum adjustment over any twelve-month period will be 1.00%. As a result, the fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the fund's average daily net assets. Please see the section entitled "Fund Management -- Advisor Compensation."

(5) Fees and expenses have been restated to reflect current fees and expenses of the fund.

(6) Effective July 1, 2005 through at least June 30, 2007, the advisor has contractually agreed to waive advisory fees to the extent necessary such that the advisory fee AIM receives does not exceed a base management fee of 1.25%, subject to a maximum of 0.75% performance adjustment upward or downward. As a result, the fund could pay a net management fee that ranges from 0.50% to 2.00% of average daily net assets, based on its performance.

(7) The Board of Trustees approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(8) At the request of the Board of Trustees, AMVESCAP PLC has agreed to reimburse the fund for expenses related to market timing matters. As a result of this agreement, the actual total annual fund operating expenses for each class were lower by 0.02%.

         If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

         This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The expense example assumes you:

         (i)      invest $10,000 in the fund for the time periods indicated;

         (ii)     redeem all of your shares at the end of the periods indicated;

         (iii) earn a 5% return on your investment before operating expenses each year;

         (iv)     incur the same amount in operating expenses each year; and

         (v) incur the applicable initial sales charges (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

The example includes the effect of any contractual fee waivers and/or expense reimbursements. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------------
Class A                            $865                 $1,598                   $2,350                  $4,312
Class B                             907                  1,624                    2,450                   4,452
Class C                             507                  1,324                    2,250                   4,603
-------------------------------------------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:

                                 1 YEAR                 3 YEARS                 5 YEARS               10 YEARS
-------------------------------------------------------------------------------------------------------------------
Class A                            $865                 $1,598                   $2,350                  $4,312
Class B                             407                  1,324                    2,250                   4,452
Class C                             407                  1,324                    2,250                   4,603"
-------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the heading and the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 8 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

         o You invest $10,000 in the fund and hold it for the entire 10 year period;

         o        Your investment has a 5% return before expenses each year;

         o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

         o Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

         o        There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
(INCLUDES
MAXIMUM
SALES
CHARGE)       YEAR 1     YEAR 2       YEAR 3      YEAR 4        YEAR 5     YEAR 6       YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)        3.30%       3.77%       3.77%        3.77%         3.77%       3.77%       3.77%       3.77%       3.77%       3.77%

Cumulative
Return
Before
Expenses        5.00%      10.25%      15.76%       21.55%        27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses       (3.89)%     (2.71)%     (1.51)%      (0.30)%        0.92%       2.16%       3.42%       4.69%       5.98%       7.28%

End of
Year
Balance    $9,610.65   $9,728.86   $9,848.53    $9,969.66    $10,092.29  $10,216.42  $10,342.09  $10,469.29  $10,598.07  $10,728.42

Estimated
Annual
Expenses   $  864.50   $  364.55   $  369.03    $  373.57    $   378.17  $   382.82  $   387.53  $   392.29  $   397.12  $   402.00
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
(WITHOUT
MAXIMUM
SALES
CHARGE)       YEAR 1     YEAR 2       YEAR 3      YEAR 4        YEAR 5     YEAR 6       YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)        3.30%       3.77%       3.77%        3.77%         3.77%       3.77%       3.77%       3.77%       3.77%       3.77%

Cumulative
Return
Before
Expenses        5.00%      10.25%      15.76%       21.55%        27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        1.70%       2.95%       4.22%        5.50%         6.80%       8.11%       9.44%      10.79%      12.15%      13.53%

End of
Year
Balance   $10,170.00  $10,295.09  $10,421.72   $10,549.91    $10,679.67  $10,811.03  $10,944.01  $11,078.62  $11,214.89  $11,352.83

Estimated
Annual
Expenses  $   332.81  $   385.77  $   390.51   $   395.32    $   400.18  $   405.10  $   410.08  $   415.13  $   420.23  $   425.40
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B(2)    YEAR 1     YEAR 2       YEAR 3      YEAR 4        YEAR 5     YEAR 6       YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)        4.05%       4.52%       4.52%        4.52%         4.52%       4.52%       4.52%       4.52%       3.77%       3.77%

Cumulative
Return
Before
Expenses        5.00%      10.25%      15.76%       21.55%        27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        0.95%       1.43%       1.92%        2.41%         2.90%       3.40%       3.89%       4.39%       5.68%       6.97%

End of
Year
Balance   $10,095.00  $10,143.46  $10,192.14   $10,241.07    $10,290.22  $10,339.62  $10,389.25  $10,439.12  $10,567.52  $10,697.50

Estimated
Annual
Expenses  $   406.92  $   457.39  $   459.58   $   461.79    $   464.01  $   466.23  $   468.47  $   470.72  $   395.98  $   400.85
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
CLASS C(2)    YEAR 1     YEAR 2       YEAR 3      YEAR 4        YEAR 5     YEAR 6       YEAR 7     YEAR 8     YEAR 9     YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)        4.05%       4.52%       4.52%        4.52%         4.52%       4.52%       4.52%       4.52%       4.52%       4.52%

Cumulative
Return
Before
Expenses        5.00%      10.25%      15.76%       21.55%        27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        0.95%       1.43%       1.92%        2.41%         2.90%       3.40%       3.89%       4.39%       4.89%       5.40%

End of
Year
Balance   $10,095.00  $10,143.46  $10,192.14   $10,241.07    $10,290.22  $10,339.62  $10,389.25  $10,439.12  $10,489.22  $10,539.57

Estimated
Annual
Expenses  $   406.92  $   457.39  $   459.58   $   461.79    $   464.01  $   466.23  $   468.47  $   470.72  $   472.98  $   475.25
-----------------------------------------------------------------------------------------------------------------------------------


(1)      Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."

                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 14, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                    AIM Multi-Sector Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005
                as supplemented January 17, 2006, April 13, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                  AIM Structured Core Fund -- Class A, B, C and R
                AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                AIM EQUITY FUNDS

                         AIM Capital Development Fund --
                          Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                  AIM Constellation Fund -- Class A, B, C and R
                        AIM Diversified Dividend Fund --
                          Class A, B, C, R and Investor
                     AIM Large Cap Basic Value Fund --
                          Class A, B, C, R and Investor
                          AIM Large Cap Growth Fund --
                          Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                                 AIM FUNDS GROUP

            AIM Basic Balanced Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectus dated April 24, 2006
                    as supplemented May 1, 2006, May 8, 2006
                                and July 5, 2006

               AIM European Small Company Fund -- Class A, B and C
                    AIM Global Value Fund -- Class A, B and C
            AIM International Small Company Fund -- Class A, B and C
               AIM Mid Cap Basic Value Fund -- Class A, B, C and R
                   AIM Select Equity Fund -- Class A, B and C
                AIM Small Cap Equity Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

                                AIM GROWTH SERIES

                   AIM Basic Value Fund -- Class A, B, C and R
                  AIM Global Equity Fund -- Class A, B, C and R
            AIM International Allocation Fund -- Class A, B, C and R
           AIM Small Cap Growth Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                  as supplemented May 8, 2006 and July 5, 2006

             AIM Conservative Allocation Fund -- Class A, B, C and R
                AIM Growth Allocation Fund -- Class A, B, C and R
                AIM Income Allocation Fund -- Class A, B, C and R
               AIM Moderate Allocation Fund -- Class A, B, C and R
           AIM Moderate Growth Allocation Fund -- Class A, B, C and R
                 AIM Moderately Conservative Allocation Fund --
                               Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated April 24, 2006
                    as supplemented May 8, 2006, July 5, 2006
                               and August 23, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

                AIM Asia Pacific Growth Fund -- Class A, B and C
                           AIM European Growth Fund --
                          Class A, B, C, R and Investor
              AIM Global Aggressive Growth Fund -- Class A, B and C
                   AIM Global Growth Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                      AIM International Core Equity Fund --
                          Class A, B, C, R and Investor
              AIM International Growth Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 1, 2006,
                          May 8, 2006 and July 5, 2006

                              AIM INVESTMENT FUNDS

                 AIM Developing Markets Fund -- Class A, B and C
                AIM Trimark Endeavor Fund -- Class A, B, C and R
                     AIM Trimark Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

             AIM Trimark Small Companies Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                 as supplemented March 24, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                       AIM China Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                         June 27, 2006 and July 5, 2006

                AIM Enhanced Short Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                         Prospectus dated March 31, 2006
                 as supplemented April 21, 2006 and May 8, 2006

                 AIM International Bond Fund -- Class A, B and C
                       AIM Japan Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated March 31, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                AIM Money Market Fund -- AIM Cash Reserve Shares,
                           Class B, C, R and Investor
              AIM Real Estate Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, April 21, 2006,
                           May 8, 2006 and July 5, 206

                AIM High Yield Fund -- Class A, B, C and Investor
                       AIM Intermediate Government Fund --
                        Class A, B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                       Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                  April 21, 2006, May 8, 2006 and July 5, 2006

                AIM Total Return Bond Fund -- Class A, B, C and R
                   Supplement dated September 20, 2006 to the
                     Prospectuses dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
            April 21, 2006, May 1, 2006, May 8, 2006 and July 5, 2006

              AIM Limited Maturity Treasury Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                as supplemented December 8, 2005, March 31, 2006,
                         April 21, 2006 and May 8, 2006

                  AIM Short Term Bond Fund -- Class A, C and R
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                             as revised June 9, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
            AIM Financial Services Fund -- Class A, B, C and Investor
                AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Technology Fund -- Class A, B, C and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities I Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                          June 2, 2006 and July 5, 2006
                  AIM Opportunities II Fund -- Class A, B and C
                 AIM Opportunities III Fund -- Class A, B and C
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                  as supplemented April 21, 2006, May 8, 2006,
                  June 2, 2006, June 30, 2006 and July 5, 2006

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                   Supplement dated September 20, 2006 to the
                      Prospectus dated October 25, 2005
                as supplemented December 8, 2006, April 21, 2006,
                          May 8, 2006 and July 5, 2006

                    AIM S&P 500 Index Fund -- Investor Class
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
               as supplemented December 8, 2005, January 31, 2006,
                         April 21, 2006 and May 8, 2006

                       AIM SUMMIT FUND -- Class A, B and C

                   Supplement dated September 20, 2006 to the
                      Prospectus dated February 28, 2006
                   as supplemented April 21, 2006, May 8, 2006
                                and July 5, 2006

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                   Supplement dated September 20, 2006 to the
                        Prospectuses dated July 31, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
p            Premier U.S. Government Money Portfolio -- Investor Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005 as
                   supplemented April 21, 2006 and May 8, 2006


Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.

                           AIM COUNSELOR SERIES TRUST

                  AIM Floating Rate Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated April 14, 2006

                  AIM Multi-Sector Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated December 20, 2005 as
                  supplemented January 17, 2006, April 13, 2006
                               and April 21, 2006

                 AIM Structured Core Fund -- Institutional Class
                AIM Structured Growth Fund -- Institutional Class
                AIM Structured Value Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated March 31, 2006 as
                           supplemented April 21, 2006

                                AIM EQUITY FUNDS

               AIM Capital Development Fund -- Institutional Class
                     AIM Charter Fund -- Institutional Class
                  AIM Constellation Fund -- Institutional Class
              AIM Diversified Dividend Fund -- Institutional Class
              AIM Large Cap Basic Value Fund -- Institutional Class
                AIM Large Cap Growth Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectus dated February 28, 2006 as
                 supplemented February 28, 2006, April 17, 2006
                               and April 21, 2006

                                 AIM FUNDS GROUP

                 AIM Basic Balanced Fund -- Institutional Class
                  AIM Global Value Fund -- Institutional Class
           AIM International Small Company Fund -- Institutional Class
               AIM Mid Cap Basic Value Fund -- Institutional Class
                AIM Small Cap Equity Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated April 24, 2006
                           as supplemented May 1, 2006

                         AIM INTERNATIONAL MUTUAL FUNDS

            AIM International Core Equity Fund -- Institutional Class
              AIM International Growth Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                      Prospectuses dated February 28, 2006
                 as supplemented April 21, 2006 and May 1, 2006


                              AIM INVESTMENT FUNDS

                      AIM China Fund -- Institutional Class
               AIM Enhanced Short Bond Fund -- Institutional Class
               AIM International Bond Fund -- Institutional Class
                      AIM Japan Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated March 31, 2006 as
                  supplemented April 21, 2006 and June 27, 2006

               AIM Developing Markets Fund -- Institutional Class
                AIM Trimark Endeavor Fund -- Institutional Class
                     AIM Trimark Fund -- Institutional Class
             AIM Trimark Small Companies Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                       Prospectus dated February 28, 2006
                as supplemented March 24, 2006 and April 21, 2006

                                AIM SECTOR FUNDS

                     AIM Energy Fund -- Institutional Class
                   AIM Technology Fund -- Institutional Class
                    AIM Utilities Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated July 31, 2006

                                 AIM STOCK FUNDS

                    AIM Dynamics Fund -- Institutional Class
                  AIM S&P 500 Index Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                        Prospectus dated October 25, 2005
                 as supplemented November 14, 2005, December 8,
                   2005, January 31, 2006, April 17, 2006 and
                                 April 21, 2006

                              AIM TAX-EXEMPT FUNDS

              AIM High Income Municipal Fund -- Institutional Class
              AIM Tax-Free Intermediate Fund -- Institutional Class
                   Supplement dated September 20, 2006 to the
                         Prospectus dated July 31, 2006

Effective December 29, 2006, shareholders of AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund may be charged a 2% redemption fee (on redemption proceeds) if shares are redeemed, including redeeming by exchange, within 30 days of their purchase.

Also effective December 29, 2006, AIM Advantage Health Sciences Fund, AIM Global Health Care Fund and AIM Gold & Precious Metals Fund are added to the list of funds appearing immediately under the heading "SHAREHOLDER INFORMATION -- REDEEMING SHARES -- REDEMPTION FEE" in the prospectus.